Income taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income taxes
Schedule of income tax expense (benefit)

Income tax expense (benefit)

	Year ended	Year ended	Year ended
	12/31/18	12/31/17	12/31/16
	USD’000	USD’000	USD’000
Current tax — Land Appreciation Tax	(172)	179	731
Current tax — Enterprise Income Tax	15,598	(469)	1,306
Deferred tax	(950)	2,136	(8,589)
	14,476	1,846	(6,552)

Schedule of reconciliation of income tax expense (benefit) to the accounting profit

	Year ended	Year ended	Year ended
	12/31/18	12/31/17	12/31/16
	USD’000	USD’000	USD’000
Profit before tax	91,687	128,269	309,882
Income tax expense calculated at 15% (2017: 15% and 2016: 15%)	13,753	19,240	46,482
Effect of tax holiday	(69,581)	(50,258)	(41,484)
Additional deduction for research and development expenditures	(47,541)	(25,260)	(13,107)
Tax losses for which no deferred tax assets were recognized (1)	127,686	70,341	39,777
Reversal (utilization) of previously unrecognized tax losses of temporary differences	—	5,687	(43,440)
Effect of different tax rates of subsidiaries operating in other jurisdictions	(9,669)	(18,082)	4,517
Others	(172)	178	703
	14,476	1,846	(6,552)

(1)

The tax losses were calculated from the profit or loss of some subsidiaries after adjusting the additional deduction for research and development expenditures and the effect of different tax rates and cannot be carried forward from prior years to offset future profits in five years.

Schedule of current tax liabilities

	12/31/18	12/31/17	12/31/16
	USD’000	USD’000	USD’000
Income tax payable	2,607	270	460

Schedule of deferred tax balances

	12/31/18	12/31/17	12/31/16
	USD’000	USD’000	USD’000
Deferred tax assets
Property, plant and equipment	42,613	41,271	45,981
Intangible Assets	1,688	1,844	—
Others	1,125	1,760	—
	45,426	44,875	45,981
Deferred tax liabilities
Property, plant and equipment	(1,588)	(16,412)	(15,382)
Others	(51)	—	—
	(1,639)	(16,412)	(15,382)
	43,787	28,463	30,599

Schedule of changes in deferred tax assets and liabilities

			Reclassified	Recognize
	Opening	Deconsolidation	as	in profit	Closing
	balance	of subsidiary	held-for-sale	or loss	balance
December 31, 2018	USD’000	USD’000	USD’000	USD’000	USD’000
Net deferred tax assets in relation to
Property, plant and equipment	24,859	—	14,437	1,729	41,025
Intangible assets	1,844	—	—	(156)	1,688
Others	1,760	(63)	—	(623)	1,074
	28,463	(63)	14,437	950	43,787

		Recognize
	Opening	in profit	Closing
	balance	or loss	balance
December 31, 2017	USD’000	USD’000	USD’000
Net deferred tax assets in relation to
Property, plant and equipment	30,599	(5,740)	24,859
Intangible assets	—	1,844	1,844
Others	—	1,760	1,760
	30,599	(2,136)	28,463

			Recognize
	Opening	Business	in profit	Closing
	balance	Combination	or loss	balance
December 31, 2016	USD’000	USD’000	USD’000	USD’000
Net deferred tax assets in relation to
Property, plant and equipment	37,233	(15,639)	9,005	30,599
Capitalized interest	(3)	—	3	—
Others	419	—	(419)	—
	37,649	(15,639)	8,589	30,599